Nature of business	12 Months Ended
Dec. 31, 2025
Nature of business
Nature of business

1.Nature of business

NervGen Pharma Corp. (the “Company” or “NervGen”) is a publicly traded biotechnology company incorporated on January 19, 2017, under the Business Corporations Act (British Columbia). The corporate office of the Company is located at 112-970 Burrard Street, Unit 1290, Vancouver, BC, V6Z 2R4, Canada, and the registered office is located at 1133 Melville Street, Suite 3500, The Stack, Vancouver, BC, V6E 4E5, Canada.

Common Shares in the capital of NervGen (the “Common Shares”) trade on the Nasdaq Capital Market (“Nasdaq”) under the trading symbol “NGEN”.

The Company has two wholly owned subsidiaries: NervGen US Inc. incorporated in the State of Delaware on June 11, 2018, and NervGen Australia Pty Ltd. registered in Queensland on December 8, 2020.

The Company’s principal business activity is the discovery, development and commercialization of neuroreparative therapeutics for spinal cord injury (“SCI”) and other neurotraumatic and neurologic conditions. NervGen’s initial target indication is SCI.